DEFERRED SUBSIDIES - Additional Information (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Grants received	$ 5,772	35,960	240,240